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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24(f)-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24(f)-2


 RCM Equity Funds, Inc.
 Four Embarcadero Center, Suite 3000
 San Francisco, California 94111
 ______________________________________________________________________________
 1. NAME AND ADDRESS OF ISSUER:



 RCM Global Technology Fund
 ______________________________________________________________________________
 2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:





 ______________________________________________________________________________
 3. INVESTMENT COMPANY ACT FILE NUMBER: 811-09100


    SECURITIES ACT FILE NUMBER: 33-97572

 December 31, 1995
 ______________________________________________________________________________
 4. LAST DAY OF FISCAL YEAR FOR WHICH THIS NOTICE IS FILED:

 N/A
 ______________________________________________________________________________
 5. CHECK BOX IF THIS NOTICE IS BEING FILED MORE THAN 180 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR FOR PURPOSES OF REPORTING SECURITIES SOLD
    AFTER THE CLOSE OF THE FISCAL YEAR BUT BEFORE TERMINATION OF THE ISSUER'S 24f-2 DECLARATION:

 N/A                                                                         / /
 ______________________________________________________________________________
 6. DATE OF TERMINATION OF ISSUER'S DECLARATION UNDER RULE 24F-2(a)(1), IF APPLICABLE (SEE INSTRUCTION A.6):



 N/A
 ______________________________________________________________________________
 7. NUMBER AND AMOUNT OF SECURITIES OF THE SAME CLASS OR SERIES WHICH HAD BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 OTHER THAN PURSUANT TO RULE 24f-2 IN A PRIOR FISCAL YEAR, BUT WHICH REMAINED UNSOLD AT THE BEGINNING
    OF THE FISCAL YEAR:


 N/A
 ______________________________________________________________________________
 8. NUMBER AND AMOUNT OF SECURITIES REGISTERED DURING THE FISCAL YEAR OTHER THAN PURSUANT TO RULE 24f-2:



 N/A
 ______________________________________________________________________________
 9. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
    YEAR:


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 94,980= number of shares     $950,000= aggregate sale price
 ______________________________________________________________________________
 10. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL
     YEAR IN RELIANCE UPON REGISTRATION PURSUANT TO RULE 24f-2.




 0= number of shares          $0= aggregate sale price
 ______________________________________________________________________________
 11. NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE (SEE INSTRUCTION B.7):


 ______________________________________________________________________________
 12. CALCULATION OF REGISTRATION FEE:

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2          950,000.00
         (from Item 10):

    (ii) Aggregate price of shares issued in connection           -
         with dividend reinvestment plans (from 11, if applicable):

   (iii) Aggregate price of shares redeemed or repurchased        -
         during the fiscal year (if applicable):

    (iv) Aggregate price of shares redeemed or repurchased        -
         and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued 950,000.00 during the fiscal year in reliance on rule 24f-2 line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):

    (vi) Multiplier prescribed by Section 8(b) of the    0.034483% (1/29 of 1%)
         Securities Act of 1933 or other applicable law or regulation (see instruction C.8):

   (vii) Fee due (line (i) or line (v) multiplied by        $  327.59
         line (vi)):


 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

    X
_______________________________________________________________________________
13. CHECK BOX IF FEES ARE BEING REMITTED TO THE COMMISSION'S LOCKBOX
     DEPOSITORY AS DESCRIBED IN SECTION 3a. OF THE COMMISSION'S RULES OF INFORMAL AND OTHER PROCEDURES (17 CFR 202.3a).

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February 27,1996
---------------------------------------------------------------------------
DATE OF MAILING OR WIRE TRANSFER OF FILING FEES TO THE COMMISSION'S
LOCKBOX DEPOSITORY:


/s/ JUDITH A. WILKINSON
_______________________________________________________________________________
SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY (SIGNATURES AND TITLE)* Judith A. Wilkinson
                          _______________________________________________
                           Vice President
                          _______________________________________________

DATE 2/28/96
    ________________________

*Please print the name and title of the signing officer below the signature.

_______________________________________________________________________________

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